DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Derivative instruments [Line Items]
Schedule of derivative assets and derivative liabilities

	As at	As at
	December 31	December 31
(in millions of U.S. dollars)	2019	2018
DERIVATIVE ASSETS
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	0.2	—
Copper price option contracts	—	0.7
Total derivative assets	0.2	0.7
DERIVATIVE LIABILITIES
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	—	0.7
Gold price option contracts(1)	26.4	4.8
Total derivative liabilities	26.4	5.5
1.

As at December 31, 2019, gold price option contracts are included within trade and other payables in the statement of financial position. As at December 31, 2018, copper price option contracts are included within prepaids and other in the statement of financial position and gold price option contracts are included within trade and other payables in the statement of financial position.

2.	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.

Schedule of realised and unrealised gains (losses) on provisionally priced sales

The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	2.2	(1.7)	0.5
Unrealized	0.5	1.0	1.5
Total gain (loss)	2.7	(0.7)	2.0

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.2)	(7.7)	(8.9)
Unrealized	1.1	(2.7)	(1.6)
Total (loss) gain	(0.1)	(10.4)	(10.5)

Schedule of realised and unrealised gains (losses) on gold and copper swap contracts

The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(3.2)	0.2	(3.0)
Unrealized	(0.4)	(0.9)	(1.3)
Total (loss) gain	(3.6)	(0.7)	(4.3)

	Year ended December 31, 2018
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	1.3	11.3	12.6
Unrealized	(0.8)	1.7	0.9
Total gain (loss)	0.5	13.0	13.5

Schedule of impact of movements in market commodity prices

The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2019	2018
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	0.9	0.8
Copper pounds (millions)	0.5	1.6

Gold
Derivative instruments [Line Items]
Schedule of remaining contracts of metal option
	Quantity			Exercise price	Fair value - asset
	outstanding		Remaining term	($/oz)	(liability) (1)
GOLD PRICE OPTION CONTRACTS OUTSTANDING
Gold call contracts - sold	72,000	oz	January 2020 – June 2020	1,355	(12.6)
Gold call contracts - sold	96,000	oz	July 2020 – December 2020	1,415	(14.1)
Gold put contracts - purchased	168,000	oz	January 2020 – December 2020	1,300	0.3
1.

The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.